Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 2,581,219	$ 372,695	$ 1,329,016
Restricted cash	922,198	1,424,999	1,409,895
Other receivables	88,490	42,184	899
Prepaid expense and other current assets	690,767	681,450	333,756
Total current assets	5,017,070	3,989,455	4,379,032
Property and equipment, net	111,292	133,908	139,999
Right-of-use assets	1,098,817	1,052,926	739,830
Intangibles, net	3,739,498	5,423,897	11,042,757
Goodwill	5,561,643	6,693,099	6,693,099
Digital assets, fair value	106,402
Other non-current assets	20,292	21,792	20,292
Total assets	15,655,014	17,315,077	23,015,009
Current liabilities:
Accounts payable and other accrued liabilities	1,379,081	1,186,968	835,483
Short-term financing agreements	106,406	58,829	56,197
Dividends Payable	373,986
Other payables	98,439	38,814	7,414
Current portion of long-term debt	595,483	1,591,919	1,390,766
Operating lease liability, current portion	296,641	244,057	285,171
Earn-out liability, current portion			159,867
Total current liabilities	3,421,694	3,573,764	3,189,851
Long term debt, less current portion	4,645,754	9,468,400	11,026,971
Operating lease liability, less current portion	843,168	847,293	484,335
Warrant liabilities	326	326	268,993
Total liabilities	8,910,942	14,317,835	15,867,679
Stockholders’ equity
Preferred stock, $0.086 par value; 750,000,000 shares authorized and 0 issued and outstanding as of September 30, 2025 and December 31, 2024, respectively
Common stock, $0.086 par value; 2,000,000,000 shares authorized and 9,375,127 and 2,250,210 issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	806,261	193,484	24,089
Additional paid-in capital	59,615,726	50,877,307	46,125,206
Accumulated deficit	(53,677,915)	(48,073,549)	(39,001,965)
Total stockholders’ equity	6,744,072	2,997,242	7,147,330
Total liabilities and stockholders’ equity	15,655,014	17,315,077	23,015,009
Nonrelated Party [Member]
Current assets:
Accounts receivable	729,763	1,460,314	1,298,863
Related Party [Member]
Current assets:
Accounts receivable	4,633	7,813	6,603
Current liabilities:
Current portion of loans payables, related parties	571,658	453,177	454,953
Loans payable, related parties, less current portion		$ 428,052	$ 897,529